Other Losses (Tables)	12 Months Ended
Dec. 31, 2021
Other Gains and (Losses) [Abstract]
Schedule of other losses
	Year ended December 31,
	2021	2020	2019
Gain/(Loss) on disposals of property, plant and equipment	(97,378)	(46,184)	2,124
Foreign exchange gain	-	-	13
Gain/(loss) on disposal of a subsidiary	30,641	-	-
Bad debt provision of trade receivables	(5,224,219)	(2,334,410)	(1,028,972)
Impairment of long-lived assets	(3,812,679)	-	-
Others	(4,824)	-	(37,753)
	(9,108,459)	(2,380,594)	(1,064,588)